Derivative Liability (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Derivative liability balance, Beginning		$ 3,833,506
Issuance of derivative liability	5,767,230	5,721,939
Fair value of beneficial conversion feature of debt repaid/converted	(2,038,392)	(2,264,578)
Change in derivative liability during the period	1,533,610	(7,290,867)
Derivative liability balance, end	$ 5,262,448